Commitments and Contingencies (Details 2) (USD $) In Thousands, unless otherwise specified	11 Months Ended
Dec. 31, 2014
Movements in Prepayments on flight equipment (including related capitalized interest)
AerCap Transaction	$ 3,176,322
Prepayments made during the period	188,398
Interest capitalized during the period	69,268
Prepayments and capitalized interest applied against the purchase of flight equipment	(267,607)
Prepayments on flight equipment and capitalized interest at end of period	$ 3,166,381